OTHER OPERATING EXPENSES (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of other operating expenses [abstract]
Summary of Other Operating Expenses
The item composition as of the indicated dates is detailed below:

Items	Three months as of 09.30.24	Nine months as of 09.30.24	Three months as of 09.30.23	Nine months as of 09.30.23
Turnover Tax	(91,947,579)	(405,129,869)	(181,189,401)	(488,467,204)
Contributions to the Deposit Insurance	(3,769,555)	(10,368,266)	(4,554,156)	(13,748,085)
Charges for Other Provisions	(5,194,730)	(89,521,238)	(2,937,232)	(10,811,252)
Claims	(7,498,220)	(16,766,053)	(10,266,767)	(24,942,520)
Other Financial Income	(14,074,440)	(78,949,484)	(1,888,185)	(5,929,556)
Interest on Leases	(1,149,680)	(3,332,732)	(1,854,524)	(5,080,346)
Credit Card-related Interest	(38,176,141)	(107,207,721)	(34,144,860)	(96,722,301)
Adjustment for remeasurement to homogeneous currency	—	(21,237,285)	—	—
Other Service-related and Sundry Expenses	(56,440,998)	(151,486,192)	(46,133,413)	(119,117,612)
Total	(218,251,343)	(883,998,840)	(282,968,538)	(764,818,876)